Shareholder Report, Holdings (Details)	Jul. 31, 2024
Columbia Limited Duration Credit Fund (Class A) | Peachtree Corners Funding Trust [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.60%
Columbia Limited Duration Credit Fund (Class A) | Bank of America Corp. [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.40%
Columbia Limited Duration Credit Fund (Class A) | Bacardi Ltd. [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.70%
Columbia Limited Duration Credit Fund (Class A) | JPMorgan Chase Co. [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.30%
Columbia Limited Duration Credit Fund (Class A) | US Treasury [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.00%
Columbia Limited Duration Credit Fund (Class A) | Centene Corp. [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.70%
Columbia Limited Duration Credit Fund (Class A) | Principal Life Global Funding II [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.60%
Columbia Limited Duration Credit Fund (Class A) | Wells Fargo and Co. [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.30%
Columbia Limited Duration Credit Fund (Class A) | Goldman Sachs Group Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.20%
Columbia Limited Duration Credit Fund (Class A) | CenterPoint Energy, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.10%
Columbia Limited Duration Credit Fund (Class A) | AA rating [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.50%
Columbia Limited Duration Credit Fund (Class A) | A rating [Member]
Holdings [Line Items]
Percent of Net Asset Value	29.40%
Columbia Limited Duration Credit Fund (Class A) | BBB rating [Member]
Holdings [Line Items]
Percent of Net Asset Value	54.50%
Columbia Limited Duration Credit Fund (Class A) | BB rating [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.60%
Columbia Limited Duration Credit Fund (Class A) | Corporate Bonds Notes [Member]
Holdings [Line Items]
Percent of Net Asset Value	87.60%
Columbia Limited Duration Credit Fund (Class A) | Money Market Fund [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.20%
Columbia Limited Duration Credit Fund (Class A) | U.S. Treasury Obligations [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.50%
Columbia Limited Duration Credit Fund (Advisor Class) | Peachtree Corners Funding Trust [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.60%
Columbia Limited Duration Credit Fund (Advisor Class) | Bank of America Corp. [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.40%
Columbia Limited Duration Credit Fund (Advisor Class) | Bacardi Ltd. [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.70%
Columbia Limited Duration Credit Fund (Advisor Class) | JPMorgan Chase Co. [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.30%
Columbia Limited Duration Credit Fund (Advisor Class) | US Treasury [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.00%
Columbia Limited Duration Credit Fund (Advisor Class) | Centene Corp. [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.70%
Columbia Limited Duration Credit Fund (Advisor Class) | Principal Life Global Funding II [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.60%
Columbia Limited Duration Credit Fund (Advisor Class) | Wells Fargo and Co. [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.30%
Columbia Limited Duration Credit Fund (Advisor Class) | Goldman Sachs Group Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.20%
Columbia Limited Duration Credit Fund (Advisor Class) | CenterPoint Energy, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.10%
Columbia Limited Duration Credit Fund (Advisor Class) | AA rating [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.50%
Columbia Limited Duration Credit Fund (Advisor Class) | A rating [Member]
Holdings [Line Items]
Percent of Net Asset Value	29.40%
Columbia Limited Duration Credit Fund (Advisor Class) | BBB rating [Member]
Holdings [Line Items]
Percent of Net Asset Value	54.50%
Columbia Limited Duration Credit Fund (Advisor Class) | BB rating [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.60%
Columbia Limited Duration Credit Fund (Advisor Class) | Corporate Bonds Notes [Member]
Holdings [Line Items]
Percent of Net Asset Value	87.60%
Columbia Limited Duration Credit Fund (Advisor Class) | Money Market Fund [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.20%
Columbia Limited Duration Credit Fund (Advisor Class) | U.S. Treasury Obligations [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.50%
Columbia Limited Duration Credit Fund (Class C) | Peachtree Corners Funding Trust [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.60%
Columbia Limited Duration Credit Fund (Class C) | Bank of America Corp. [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.40%
Columbia Limited Duration Credit Fund (Class C) | Bacardi Ltd. [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.70%
Columbia Limited Duration Credit Fund (Class C) | JPMorgan Chase Co. [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.30%
Columbia Limited Duration Credit Fund (Class C) | US Treasury [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.00%
Columbia Limited Duration Credit Fund (Class C) | Centene Corp. [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.70%
Columbia Limited Duration Credit Fund (Class C) | Principal Life Global Funding II [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.60%
Columbia Limited Duration Credit Fund (Class C) | Wells Fargo and Co. [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.30%
Columbia Limited Duration Credit Fund (Class C) | Goldman Sachs Group Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.20%
Columbia Limited Duration Credit Fund (Class C) | CenterPoint Energy, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.10%
Columbia Limited Duration Credit Fund (Class C) | AA rating [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.50%
Columbia Limited Duration Credit Fund (Class C) | A rating [Member]
Holdings [Line Items]
Percent of Net Asset Value	29.40%
Columbia Limited Duration Credit Fund (Class C) | BBB rating [Member]
Holdings [Line Items]
Percent of Net Asset Value	54.50%
Columbia Limited Duration Credit Fund (Class C) | BB rating [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.60%
Columbia Limited Duration Credit Fund (Class C) | Corporate Bonds Notes [Member]
Holdings [Line Items]
Percent of Net Asset Value	87.60%
Columbia Limited Duration Credit Fund (Class C) | Money Market Fund [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.20%
Columbia Limited Duration Credit Fund (Class C) | U.S. Treasury Obligations [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.50%
Columbia Limited Duration Credit Fund (Institutional Class) | Peachtree Corners Funding Trust [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.60%
Columbia Limited Duration Credit Fund (Institutional Class) | Bank of America Corp. [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.40%
Columbia Limited Duration Credit Fund (Institutional Class) | Bacardi Ltd. [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.70%
Columbia Limited Duration Credit Fund (Institutional Class) | JPMorgan Chase Co. [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.30%
Columbia Limited Duration Credit Fund (Institutional Class) | US Treasury [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.00%
Columbia Limited Duration Credit Fund (Institutional Class) | Centene Corp. [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.70%
Columbia Limited Duration Credit Fund (Institutional Class) | Principal Life Global Funding II [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.60%
Columbia Limited Duration Credit Fund (Institutional Class) | Wells Fargo and Co. [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.30%
Columbia Limited Duration Credit Fund (Institutional Class) | Goldman Sachs Group Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.20%
Columbia Limited Duration Credit Fund (Institutional Class) | CenterPoint Energy, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.10%
Columbia Limited Duration Credit Fund (Institutional Class) | AA rating [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.50%
Columbia Limited Duration Credit Fund (Institutional Class) | A rating [Member]
Holdings [Line Items]
Percent of Net Asset Value	29.40%
Columbia Limited Duration Credit Fund (Institutional Class) | BBB rating [Member]
Holdings [Line Items]
Percent of Net Asset Value	54.50%
Columbia Limited Duration Credit Fund (Institutional Class) | BB rating [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.60%
Columbia Limited Duration Credit Fund (Institutional Class) | Corporate Bonds Notes [Member]
Holdings [Line Items]
Percent of Net Asset Value	87.60%
Columbia Limited Duration Credit Fund (Institutional Class) | Money Market Fund [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.20%
Columbia Limited Duration Credit Fund (Institutional Class) | U.S. Treasury Obligations [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.50%
Columbia Limited Duration Credit Fund (Institutional 2 Class) | Peachtree Corners Funding Trust [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.60%
Columbia Limited Duration Credit Fund (Institutional 2 Class) | Bank of America Corp. [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.40%
Columbia Limited Duration Credit Fund (Institutional 2 Class) | Bacardi Ltd. [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.70%
Columbia Limited Duration Credit Fund (Institutional 2 Class) | JPMorgan Chase Co. [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.30%
Columbia Limited Duration Credit Fund (Institutional 2 Class) | US Treasury [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.00%
Columbia Limited Duration Credit Fund (Institutional 2 Class) | Centene Corp. [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.70%
Columbia Limited Duration Credit Fund (Institutional 2 Class) | Principal Life Global Funding II [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.60%
Columbia Limited Duration Credit Fund (Institutional 2 Class) | Wells Fargo and Co. [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.30%
Columbia Limited Duration Credit Fund (Institutional 2 Class) | Goldman Sachs Group Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.20%
Columbia Limited Duration Credit Fund (Institutional 2 Class) | CenterPoint Energy, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.10%
Columbia Limited Duration Credit Fund (Institutional 2 Class) | AA rating [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.50%
Columbia Limited Duration Credit Fund (Institutional 2 Class) | A rating [Member]
Holdings [Line Items]
Percent of Net Asset Value	29.40%
Columbia Limited Duration Credit Fund (Institutional 2 Class) | BBB rating [Member]
Holdings [Line Items]
Percent of Net Asset Value	54.50%
Columbia Limited Duration Credit Fund (Institutional 2 Class) | BB rating [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.60%
Columbia Limited Duration Credit Fund (Institutional 2 Class) | Corporate Bonds Notes [Member]
Holdings [Line Items]
Percent of Net Asset Value	87.60%
Columbia Limited Duration Credit Fund (Institutional 2 Class) | Money Market Fund [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.20%
Columbia Limited Duration Credit Fund (Institutional 2 Class) | U.S. Treasury Obligations [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.50%
Columbia Limited Duration Credit Fund (Institutional 3 Class) | Peachtree Corners Funding Trust [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.60%
Columbia Limited Duration Credit Fund (Institutional 3 Class) | Bank of America Corp. [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.40%
Columbia Limited Duration Credit Fund (Institutional 3 Class) | Bacardi Ltd. [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.70%
Columbia Limited Duration Credit Fund (Institutional 3 Class) | JPMorgan Chase Co. [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.30%
Columbia Limited Duration Credit Fund (Institutional 3 Class) | US Treasury [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.00%
Columbia Limited Duration Credit Fund (Institutional 3 Class) | Centene Corp. [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.70%
Columbia Limited Duration Credit Fund (Institutional 3 Class) | Principal Life Global Funding II [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.60%
Columbia Limited Duration Credit Fund (Institutional 3 Class) | Wells Fargo and Co. [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.30%
Columbia Limited Duration Credit Fund (Institutional 3 Class) | Goldman Sachs Group Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.20%
Columbia Limited Duration Credit Fund (Institutional 3 Class) | CenterPoint Energy, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.10%
Columbia Limited Duration Credit Fund (Institutional 3 Class) | AA rating [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.50%
Columbia Limited Duration Credit Fund (Institutional 3 Class) | A rating [Member]
Holdings [Line Items]
Percent of Net Asset Value	29.40%
Columbia Limited Duration Credit Fund (Institutional 3 Class) | BBB rating [Member]
Holdings [Line Items]
Percent of Net Asset Value	54.50%
Columbia Limited Duration Credit Fund (Institutional 3 Class) | BB rating [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.60%
Columbia Limited Duration Credit Fund (Institutional 3 Class) | Corporate Bonds Notes [Member]
Holdings [Line Items]
Percent of Net Asset Value	87.60%
Columbia Limited Duration Credit Fund (Institutional 3 Class) | Money Market Fund [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.20%
Columbia Limited Duration Credit Fund (Institutional 3 Class) | U.S. Treasury Obligations [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.50%